Income Taxes - Unrecognized (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized	$ 624.7	$ 431.6